Fees and Expenses	Sep. 30, 2025 USD ($)
Virtus Duff & Phelps Global Infrastructure Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Duff & Phelps Global Infrastructure Fund	Class A Shares	Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Duff & Phelps Global Infrastructure Fund		Class A Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.35%	0.69%	0.25%
Expenses (as a percentage of Assets)		1.25%	1.34%	0.90%
Fee Waiver or Reimbursement	[1]	0.00%	0.00%	(0.05%)
Net Expenses (as a percentage of Assets)	[1]	1.25%	1.34%	0.85%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Duff & Phelps Global Infrastructure Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 670	$ 136	$ 87
Expense Example, with Redemption, 3 Years	925	425	282
Expense Example, with Redemption, 5 Years	1,199	734	494
Expense Example, with Redemption, 10 Years	$ 1,978	$ 1,613	$ 1,103

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Duff & Phelps Global Infrastructure Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 670	$ 136	$ 87
Expense Example, No Redemption, 3 Years	925	425	282
Expense Example, No Redemption, 5 Years	1,199	734	494
Expense Example, No Redemption, 10 Years	$ 1,978	$ 1,613	$ 1,103

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	51.00%
Virtus Duff & Phelps Global Real Estate Securities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Duff & Phelps Global Real Estate Securities Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Duff & Phelps Global Real Estate Securities Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		2.22%	0.29%	0.31%	0.20%
Expenses (as a percentage of Assets)		3.32%	2.14%	1.16%	1.05%
Fee Waiver or Reimbursement	[1]	(2.08%)	(0.15%)	(0.17%)	(0.18%)
Net Expenses (as a percentage of Assets)	[1]	1.24%	1.99%	0.99%	0.87%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.99% for Class C Shares, 0.99% for Class I Shares and 0.87% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Duff & Phelps Global Real Estate Securities Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 669	$ 302	$ 101	$ 89
Expense Example, with Redemption, 3 Years	1,331	656	352	316
Expense Example, with Redemption, 5 Years	2,016	1,135	622	562
Expense Example, with Redemption, 10 Years	$ 3,830	$ 2,461	$ 1,394	$ 1,266

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Duff & Phelps Global Real Estate Securities Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 669	$ 202	$ 101	$ 89
Expense Example, No Redemption, 3 Years	1,331	656	352	316
Expense Example, No Redemption, 5 Years	2,016	1,135	622	562
Expense Example, No Redemption, 10 Years	$ 3,830	$ 2,461	$ 1,394	$ 1,266

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	18.00%
Virtus Duff & Phelps Real Asset Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Duff & Phelps Real Asset Fund	Class A Shares	Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Duff & Phelps Real Asset Fund		Class A Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.65%	0.65%	0.51%
Acquired Fund Fees and Expenses		0.83%	0.83%	0.83%
Expenses (as a percentage of Assets)	[1]	1.73%	1.48%	1.34%
Fee Waiver or Reimbursement	[2]	(0.40%)	(0.40%)	(0.31%)
Net Expenses (as a percentage of Assets)	[1],[2]	1.33%	1.08%	1.03%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.50% for Class A Shares, 0.25% for Class I Shares and 0.20% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Duff & Phelps Real Asset Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 678	$ 110	$ 105
Expense Example, with Redemption, 3 Years	1,028	429	394
Expense Example, with Redemption, 5 Years	1,402	770	704
Expense Example, with Redemption, 10 Years	$ 2,447	$ 1,734	$ 1,586

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Duff & Phelps Real Asset Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 678	$ 110	$ 105
Expense Example, No Redemption, 3 Years	1,028	429	394
Expense Example, No Redemption, 5 Years	1,402	770	704
Expense Example, No Redemption, 10 Years	$ 2,447	$ 1,734	$ 1,586

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Virtus Duff & Phelps Real Estate Securities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Duff & Phelps Real Estate Securities Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Duff & Phelps Real Estate Securities Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.35%	0.32%	0.34%	0.20%
Expenses (as a percentage of Assets)		1.35%	2.07%	1.09%	0.95%
Fee Waiver or Reimbursement	[1]	(0.11%)	(0.08%)	(0.10%)	(0.16%)
Net Expenses (as a percentage of Assets)	[1]	1.24%	1.99%	0.99%	0.79%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.24% for Class A Shares, 1.99% for Class C Shares, 0.99% for Class I Shares and 0.79% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Duff & Phelps Real Estate Securities Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 669	$ 302	$ 101	$ 81
Expense Example, with Redemption, 3 Years	944	641	337	287
Expense Example, with Redemption, 5 Years	1,239	1,106	591	510
Expense Example, with Redemption, 10 Years	$ 2,076	$ 2,394	$ 1,320	$ 1,152

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Duff & Phelps Real Estate Securities Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 669	$ 202	$ 101	$ 81
Expense Example, No Redemption, 3 Years	944	641	337	287
Expense Example, No Redemption, 5 Years	1,239	1,106	591	510
Expense Example, No Redemption, 10 Years	$ 2,076	$ 2,394	$ 1,320	$ 1,152

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Virtus KAR Developing Markets Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus KAR Developing Markets Fund	Class A Shares	Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus KAR Developing Markets Fund		Class A Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		3.26%	3.29%	3.20%
Expenses (as a percentage of Assets)		4.51%	4.29%	4.20%
Fee Waiver or Reimbursement	[1]	(3.18%)	(3.21%)	(3.17%)
Net Expenses (as a percentage of Assets)	[1]	1.33%	1.08%	1.03%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.33% for Class A Shares, 1.08% for Class I Shares and 1.03% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus KAR Developing Markets Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 678	$ 110	$ 105
Expense Example, with Redemption, 3 Years	1,566	1,008	985
Expense Example, with Redemption, 5 Years	2,463	1,919	1,880
Expense Example, with Redemption, 10 Years	$ 4,743	$ 4,253	$ 4,179

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus KAR Developing Markets Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 678	$ 110	$ 105
Expense Example, No Redemption, 3 Years	1,566	1,008	985
Expense Example, No Redemption, 5 Years	2,463	1,919	1,880
Expense Example, No Redemption, 10 Years	$ 4,743	$ 4,253	$ 4,179

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	33.00%
Virtus KAR Emerging Markets Small-Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus KAR Emerging Markets Small-Cap Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus KAR Emerging Markets Small-Cap Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.35%	0.28%	0.33%	0.23%
Expenses (as a percentage of Assets)		1.80%	2.48%	1.53%	1.43%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.03%)	(0.08%)	(0.13%)
Net Expenses (as a percentage of Assets)	[1]	1.70%	2.45%	1.45%	1.30%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares, 2.45% for Class C Shares, 1.45% for Class I Shares and 1.30% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus KAR Emerging Markets Small-Cap Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 713	$ 348	$ 148	$ 132
Expense Example, with Redemption, 3 Years	1,076	770	476	440
Expense Example, with Redemption, 5 Years	1,462	1,318	827	769
Expense Example, with Redemption, 10 Years	$ 2,542	$ 2,814	$ 1,817	$ 1,702

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus KAR Emerging Markets Small-Cap Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 713	$ 248	$ 148	$ 132
Expense Example, No Redemption, 3 Years	1,076	770	476	440
Expense Example, No Redemption, 5 Years	1,462	1,318	827	769
Expense Example, No Redemption, 10 Years	$ 2,542	$ 2,814	$ 1,817	$ 1,702

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%
Virtus KAR International Small-Mid Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus KAR International Small-Mid Cap Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus KAR International Small-Mid Cap Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.90%	0.90%	0.90%	0.90%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.29%	0.29%	0.27%	0.18%
Expenses (as a percentage of Assets)		1.44%	2.19%	1.17%	1.08%
[1]

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.30% for Class A Shares, 0.30% for Class C Shares, 0.28% for Class I Shares and 0.19% for Class R6 Shares.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus KAR International Small-Mid Cap Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 689	$ 322	$ 119	$ 110
Expense Example, with Redemption, 3 Years	980	685	372	343
Expense Example, with Redemption, 5 Years	1,294	1,175	644	595
Expense Example, with Redemption, 10 Years	$ 2,179	$ 2,524	$ 1,420	$ 1,317

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus KAR International Small-Mid Cap Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 689	$ 222	$ 119	$ 110
Expense Example, No Redemption, 3 Years	980	685	372	343
Expense Example, No Redemption, 5 Years	1,294	1,175	644	595
Expense Example, No Redemption, 10 Years	$ 2,179	$ 2,524	$ 1,420	$ 1,317

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	26.00%
Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet Core Plus Bond Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet Core Plus Bond Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)	[1]	0.35%	0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.31%	0.29%	0.28%	0.22%
Expenses (as a percentage of Assets)		0.91%	1.64%	0.63%	0.57%
Fee Waiver or Reimbursement	[2]	(0.21%)	(0.19%)	(0.18%)	(0.22%)
Net Expenses (as a percentage of Assets)	[2]	0.70%	1.45%	0.45%	0.35%
[1]	Restated to reflect current fees and expenses.
[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.70% for Class A Shares, 1.45% for Class C Shares, 0.45% for Class I Shares and 0.35% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 444	$ 248	$ 46	$ 36
Expense Example, with Redemption, 3 Years	634	499	184	160
Expense Example, with Redemption, 5 Years	840	874	333	296
Expense Example, with Redemption, 10 Years	$ 1,434	$ 1,928	$ 769	$ 693

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 444	$ 148	$ 46	$ 36
Expense Example, No Redemption, 3 Years	634	499	184	160
Expense Example, No Redemption, 5 Years	840	874	333	296
Expense Example, No Redemption, 10 Years	$ 1,434	$ 1,928	$ 769	$ 693

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Virtus Newfleet High Yield Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet High Yield Fund	Class A Shares	Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet High Yield Fund		Class A Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.54%	0.56%	0.44%
Expenses (as a percentage of Assets)		1.34%	1.11%	0.99%
Fee Waiver or Reimbursement	[1]	(0.39%)	(0.41%)	(0.40%)
Net Expenses (as a percentage of Assets)	[1]	0.95%	0.70%	0.59%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.95% for Class A Shares, 0.70% for Class I Shares and 0.59% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet High Yield Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 468	$ 72	$ 60
Expense Example, with Redemption, 3 Years	747	312	275
Expense Example, with Redemption, 5 Years	1,046	572	508
Expense Example, with Redemption, 10 Years	$ 1,894	$ 1,315	$ 1,177

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet High Yield Fund - USD ($)	Class A Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 468	$ 72	$ 60
Expense Example, No Redemption, 3 Years	747	312	275
Expense Example, No Redemption, 5 Years	1,046	572	508
Expense Example, No Redemption, 10 Years	$ 1,894	$ 1,315	$ 1,177

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	31.00%
Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet Low Duration Core Plus Bond Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet Low Duration Core Plus Bond Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.28%	0.29%	0.29%	0.21%
Expenses (as a percentage of Assets)		0.93%	1.69%	0.69%	0.61%
Fee Waiver or Reimbursement	[1]	(0.18%)	(0.19%)	(0.19%)	(0.18%)
Net Expenses (as a percentage of Assets)	[1]	0.75%	1.50%	0.50%	0.43%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 1.50% for Class C Shares, 0.50% for Class I Shares and 0.43% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet Low Duration Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 300	$ 253	$ 51	$ 44
Expense Example, with Redemption, 3 Years	497	514	202	177
Expense Example, with Redemption, 5 Years	711	900	365	322
Expense Example, with Redemption, 10 Years	$ 1,326	$ 1,982	$ 841	$ 745

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet Low Duration Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 300	$ 153	$ 51	$ 44
Expense Example, No Redemption, 3 Years	497	514	202	177
Expense Example, No Redemption, 5 Years	711	900	365	322
Expense Example, No Redemption, 10 Years	$ 1,326	$ 1,982	$ 841	$ 745

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	55.00%
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet Multi-Sector Intermediate Bond Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet Multi-Sector Intermediate Bond Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.28%	0.28%	0.25%	0.19%
Expenses (as a percentage of Assets)		1.08%	1.83%	0.80%	0.74%
Fee Waiver or Reimbursement	[1]	(0.09%)	(0.09%)	(0.06%)	(0.14%)
Net Expenses (as a percentage of Assets)	[1]	0.99%	1.74%	0.74%	0.60%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.74% for Class C Shares, 0.74% for Class I Shares and 0.60% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet Multi-Sector Intermediate Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 472	$ 277	$ 76	$ 61
Expense Example, with Redemption, 3 Years	697	567	249	222
Expense Example, with Redemption, 5 Years	940	982	438	398
Expense Example, with Redemption, 10 Years	$ 1,635	$ 2,141	$ 984	$ 905

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet Multi-Sector Intermediate Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 472	$ 177	$ 76	$ 61
Expense Example, No Redemption, 3 Years	697	567	249	222
Expense Example, No Redemption, 5 Years	940	982	438	398
Expense Example, No Redemption, 10 Years	$ 1,635	$ 2,141	$ 984	$ 905

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	76.00%
Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet Multi-Sector Short Term Bond Fund	Class A Shares	Class C Shares	Class C1 Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%	0.00%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C1 Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet Multi-Sector Short Term Bond Fund		Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	0.50%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.26%	0.26%	0.25%	0.26%	0.18%
Expenses (as a percentage of Assets)		0.99%	1.24%	1.73%	0.74%	0.66%
Fee Waiver or Reimbursement	[1]	(0.09%)	(0.08%)	(0.07%)	(0.09%)	(0.14%)
Net Expenses (as a percentage of Assets)	[1]	0.90%	1.16%	1.66%	0.65%	0.52%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.90% for Class A Shares, 1.16% for Class C Shares, 1.66% for Class C1 Shares, 0.65% for Class I Shares and 0.52% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet Multi-Sector Short Term Bond Fund - USD ($)	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 315	$ 118	$ 269	$ 66	$ 53
Expense Example, with Redemption, 3 Years	524	386	538	228	197
Expense Example, with Redemption, 5 Years	751	673	932	403	354
Expense Example, with Redemption, 10 Years	$ 1,403	$ 1,493	$ 2,035	$ 910	$ 809

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet Multi-Sector Short Term Bond Fund - USD ($)	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 315	$ 118	$ 169	$ 66	$ 53
Expense Example, No Redemption, 3 Years	524	386	538	228	197
Expense Example, No Redemption, 5 Years	751	673	932	403	354
Expense Example, No Redemption, 10 Years	$ 1,403	$ 1,493	$ 2,035	$ 910	$ 809

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	60.00%
Virtus Newfleet Senior Floating Rate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Newfleet Senior Floating Rate Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.75%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Newfleet Senior Floating Rate Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Component1 Other Expenses		0.03%	0.03%	0.03%	0.03%
Component3 Other Expenses		0.34%	0.35%	0.35%	0.28%
Other Expenses (as a percentage of Assets):		0.37%	0.38%	0.38%	0.31%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Expenses (as a percentage of Assets)	[1]	1.09%	1.85%	0.85%	0.78%
Fee Waiver or Reimbursement	[2]	(0.14%)	(0.15%)	(0.15%)	(0.18%)
Net Expenses (as a percentage of Assets)	[1],[2]	0.95%	1.70%	0.70%	0.60%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.90% for Class A Shares, 1.65% for Class C Shares, 0.65% for Class I Shares and 0.55% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Newfleet Senior Floating Rate Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 369	$ 273	$ 72	$ 61
Expense Example, with Redemption, 3 Years	599	567	256	231
Expense Example, with Redemption, 5 Years	846	987	457	416
Expense Example, with Redemption, 10 Years	$ 1,555	$ 2,157	$ 1,035	$ 949

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Newfleet Senior Floating Rate Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 369	$ 173	$ 72	$ 61
Expense Example, No Redemption, 3 Years	599	567	256	231
Expense Example, No Redemption, 5 Years	846	987	457	416
Expense Example, No Redemption, 10 Years	$ 1,555	$ 2,157	$ 1,035	$ 949

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 104% of the average value of its portfolio.

Portfolio Turnover, Rate	104.00%
Virtus Seix Tax-Exempt Bond Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus Seix Tax-Exempt Bond Fund	Class A Shares	Class I Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.75%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus Seix Tax-Exempt Bond Fund		Class A Shares	Class I Shares
Management Fees (as a percentage of Assets)		0.45%	0.45%
Distribution and Service (12b-1) Fees		0.25%	0.00%
Other Expenses (as a percentage of Assets):		0.46%	0.45%
Expenses (as a percentage of Assets)		1.16%	0.90%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.32%)
Net Expenses (as a percentage of Assets)	[1]	0.83%	0.58%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.83% for Class A Shares and 0.58% for Class I Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus Seix Tax-Exempt Bond Fund - USD ($)	Class A Shares	Class I Shares
Expense Example, with Redemption, 1 Year	$ 357	$ 59
Expense Example, with Redemption, 3 Years	602	255
Expense Example, with Redemption, 5 Years	865	467
Expense Example, with Redemption, 10 Years	$ 1,617	$ 1,078

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus Seix Tax-Exempt Bond Fund - USD ($)	Class A Shares	Class I Shares
Expense Example, No Redemption, 1 Year	$ 357	$ 59
Expense Example, No Redemption, 3 Years	602	255
Expense Example, No Redemption, 5 Years	865	467
Expense Example, No Redemption, 10 Years	$ 1,617	$ 1,078

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Virtus SGA Emerging Markets Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 110 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus SGA Emerging Markets Equity Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus SGA Emerging Markets Equity Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.44%	0.42%	0.33%	0.23%
Expenses (as a percentage of Assets)		1.69%	2.42%	1.33%	1.23%
Fee Waiver or Reimbursement	[2]	(0.23%)	(0.21%)	(0.12%)	(0.25%)
Net Expenses (as a percentage of Assets)	[2]	1.46%	2.21%	1.21%	0.98%
[1]

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 0.52% for Class A Shares, 0.51% for Class C Shares, 0.41% for Class I Shares and 0.30% for Class R6 Shares.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.46% for Class A Shares, 2.21% for Class C Shares, 1.21% for Class I Shares and 0.98% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - Virtus SGA Emerging Markets Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 690	$ 324	$ 123	$ 100
Expense Example, with Redemption, 3 Years	1,032	735	410	366
Expense Example, with Redemption, 5 Years	1,397	1,272	717	652
Expense Example, with Redemption, 10 Years	$ 2,420	$ 2,740	$ 1,591	$ 1,467

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus SGA Emerging Markets Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 690	$ 224	$ 123	$ 100
Expense Example, No Redemption, 3 Years	1,032	735	410	366
Expense Example, No Redemption, 5 Years	1,397	1,272	717	652
Expense Example, No Redemption, 10 Years	$ 2,420	$ 2,740	$ 1,591	$ 1,467

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%